20. Provisions for legal proceedings (Details 3) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Provisions Forlegal Proceedings Abstract
Opening Balance	$ 8,236	$ 6,711
Additions	937	2,021
Use	(86)	(187)
Accruals and charges	90	329
Transfer to assets held for sale		(313)
Others	(4)	(1)
Cumulative translation adjustment	(1,892)	(324)
Closing Balance	$ 7,281	$ 8,236